Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 513,828		$ 9,267,111	$ 8,566,656	$ 10,229,656
Additions to right-of-use assets		$ 10,540	16,240
Technical assistance fees	4,077	81,164	150,108	172,610
Administrative services	26,022	518,059	542,664	563,151
Maintenance	19,717	392,531	292,324	248,636
Interests	$ 21,121	420,499	376,008	325,557
Buildings
Related party balances and transactions
Additions to right-of-use assets		9,771	10,732
Other
Related party balances and transactions
Additions to right-of-use assets		769	5,508
Related parties
Related party balances and transactions
Technical assistance fees		81,164	150,108	172,610
Administrative services		35,450	43,196	69,887
Maintenance		2,705	1,887	226
Interests		5,365	4,507	5,037
Revenues from Leases			72	258
Improvements and Major maintenance		564,563	553,405	359,736
Related parties | Buildings
Related party balances and transactions
Additions to right-of-use assets		6,323	5,269
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		$ 100,194	$ 43,599	$ 94,938